Basis of Presentation and Summary of Significant Accounting Policies - Goodwill and Intangible Assets (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 2,252,000		$ 2,252,000
Acquired Technology			$ 3,300,000
Number of Business Combinations			2
Impairment of goodwill or intangible assets		$ 0
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Acquired Technology	3,270,000
Accumulate amortization	$ 817,000	$ 800,000